Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	UBS RMA MONEY FUND INC
Central Index Key	0000703876
Amendment Flag	false
Document Creation Date	Aug. 29, 2013
Document Effective Date	Aug. 29, 2013
Prospectus Date	Aug. 29, 2013
UBS RMA Money Market Portfolio | UBS RMA Money Market Portfolio
Risk/Return:
Trading Symbol	RMAXX
UBS RMA U.S. Government Portfolio | UBS RMA U.S. Government Portfolio
Risk/Return:
Trading Symbol	RUSXX
UBS Retirement Money Fund | UBS Retirement Money Fund
Risk/Return:
Trading Symbol	PWRXX